Share-Based Payments - Restricted Stock Unit Activity (Detail) - Restricted Stock Units [Member] $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Employee $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested, beginning of period, shares	29,605
Granted, shares	9,669
Vested, shares	(16,677)	[1]
Reinvested dividend equivalents, shares	1,106
Forfeited, shares	(1,463)
Nonvested, end of period, shares	22,241
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested, beginning of period, weighted-average grant date fair value per share (in dollars per share) | $ / shares	$ 32.59
Granted, weighted-average grant-date fair value per share (in dollars per share) | $ / shares	34.05
Vested, weighted-average grant date fair value per share (in dollars per share) | $ / shares	33.41	[1]
Reinvested dividend equivalents, weighted-average grant date fair value per share (in dollars per share) | $ / shares	33.41
Forfeited, weighted-average grant date fair value per share (in dollars per share) | $ / shares	32.77
Nonvested, end of period, weighted-average grant date fair value per share (in dollars per share) | $ / shares	$ 32.64
Number of shares modified to accelerate vesting	6,400
Number of employees affected by accelerated vesting | Employee	9,900
Number of shares scheduled for near-term vesting	6,600
Incremental compensation cost resulting from plan modification | $	$ 0

[1]	Includes the modification for a commitment to pay 6.4 million RSUs to approximately 9,900 employees, including senior and key management employees, for the 6.6 million RSUs scheduled for near-term vesting. There was no material impact to compensation expense due to the modification.